Description of Business, History and Summary of Significant Policies: Recent Accounting Pronouncements (Policies)	12 Months Ended
Jun. 30, 2013
Policies
Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company has evaluated recent accounting pronouncements and their adoption has not had or is not expected to have a material impact on the Company’s financial position or statements of operations or cash flows.